Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund	May 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 96.25%
Education Revenue Bonds — 15.83%
Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/32	425,000	$ 407,388
Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	425,000	409,407
Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	305,000	305,024
Series A 5.00% 7/1/34	150,000	149,987
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/38	400,000	366,812
Forest Lake, Minnesota Charter School Lease Revenue
(Lakes International Language Academy Project) Series A 5.50% 8/1/36	420,000	420,416
Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project) Series A 5.25% 6/1/42	250,000	233,705
(Hiawatha Academies Project) Series A 144A 5.00% 7/1/32 #	500,000	502,285
Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	250,000	250,092
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) 4.00% 3/1/47	275,000	264,336
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	449,546
5.00% 10/1/35	555,000	573,315
(Macalester College) 4.00% 3/1/42	235,000	231,557
(St. Catherine University)
5.00% 10/1/52	250,000	239,543
Series A 5.00% 10/1/45	250,000	247,050
(St. John's University) Series 8-I 5.00% 10/1/31	130,000	131,960
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	126,984
Series 8-G 5.00% 12/1/32	125,000	126,965
(University of St. Thomas)
4.00% 10/1/36	300,000	300,081
NQ- 309 [0524] 0724 (3695165)    1

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas)
5.00% 10/1/33	750,000	$ 796,567
Series 7-U 4.00% 4/1/26	1,000,000	1,000,110
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program) 4.00% 11/1/42 (AMT)	200,000	184,826
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	340,000	296,116
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	252,913
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	100,000	99,951
Series A 144A 5.25% 7/1/33 #	140,000	142,177
(Nova Classical Academy Project) Series A 4.00% 9/1/36	150,000	138,451
		8,647,564
Electric Revenue Bonds — 3.68%
Central Minnesota Municipal Power Agency Revenue
(Brookings SouthEast Twin Cities Transmission Project) 3.00% 1/1/38 (AGM)	300,000	253,365
Chaska, Minnesota Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/28	250,000	254,583
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/30	240,000	240,931
Northern Municipal Power Agency Electric System Revenue
Series A 5.00% 1/1/25	200,000	200,152
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/46	375,000	377,880
St. Paul, Minnesota Housing & Redevelopment Authority Revenue
Series A 4.00% 10/1/30	675,000	682,499
		2,009,410
2    NQ- 309 [0524] 0724 (3695165)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 39.23%
Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.375% 11/1/34	270,000	$ 263,577
Apple Valley, Minnesota Senior Housing Revenue
(PHS Apple Valley Senior Housing Orchard Path Phase II Project) 4.00% 9/1/61	200,000	154,998
(PHS Senior Housing, Inc. Orchard Path Project) 4.50% 9/1/53	500,000	445,590
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	285,000	245,804
3rd Tier Series C 5.00% 1/1/32	400,000	282,628
Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	250,000	229,568
Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.00% 6/1/38	250,000	224,578
Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	88,220
4.00% 9/1/39	100,000	81,586
Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/38	400,000	313,056
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/36 #	350,000	350,000
Duluth Economic Development Authority Revenue
(Benedictine Health System) Series A 4.00% 7/1/31	500,000	464,830
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	300,000	284,349
Series A 5.00% 2/15/37	750,000	772,695
Series A 5.00% 2/15/53	2,610,000	2,626,286
Series A 5.25% 2/15/58	750,000	759,218
NQ- 309 [0524] 0724 (3695165)    3

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/26	270,000	$ 264,503
Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 4.25% 8/1/24	53,334	53,140
Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	458,375
5.00% 5/1/28	1,000,000	1,017,110
(North Memorial Health Care) 5.00% 9/1/31	320,000	322,422
Minneapolis, Minnesota Health Care System Revenue
(Allina Health System) 4.00% 11/15/40	1,250,000	1,206,087
(Fairview Health Services)
Series A 5.00% 11/15/32	250,000	251,920
Series A 5.00% 11/15/33	860,000	887,374
Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	530,000	490,759
Minnesota Agricultural & Economic Development Board Healthcare Facilities Revenue
(Health Partners Obligated Group) 4.00% 1/1/49	550,000	513,788
Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	290,000	289,826
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	3,100,000	3,161,008
Series B 5.00% 11/15/33	150,000	170,586
Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	493,913
Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center) 5.00% 9/1/34	165,000	165,030
4    NQ- 309 [0524] 0724 (3695165)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	1,000,000	$ 917,800
Series A 4.00% 5/1/37	240,000	228,873
Series A 5.00% 5/1/46	235,000	236,631
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Episcopal Homes Project) 5.00% 5/1/33	400,000	379,020
(Fairview Health Services) Series A 5.00% 11/15/47	545,000	547,975
(HealthPartners Obligated Group Project) Series A 5.00% 7/1/33	765,000	769,223
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community) 5.00% 8/1/54	275,000	271,186
West St. Paul, Minnesota Housing & Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project) 5.00% 11/1/37	250,000	247,820
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	497,575
		21,428,927
Housing Revenue Bonds — 2.51%
Minnesota Housing Finance Agency Residential Housing Finance Revenue
Series F 4.20% 7/1/38	350,000	343,598
(Social Bonds) Series F 2.40% 7/1/46	390,000	255,540
Minnesota Housing Finance Agency Revenue
Series I 2.00% 7/1/40	275,000	189,882
Series O 4.45% 7/1/38	300,000	301,158
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program) 5.50% 7/1/45	285,000	279,069
		1,369,247
NQ- 309 [0524] 0724 (3695165)    5

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bond — 2.46%
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	1,385,000	$ 1,344,156
		1,344,156
Lease Revenue Bonds — 0.83%
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	250,000	200,965
New London Economic Development Authority Revenue
(SWWC Service Cooperative Lease With Option to Purchase Project) 4.50% 2/1/33	250,000	251,495
		452,460
Local General Obligation Bonds — 20.40%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program) Series A 3.00% 2/1/45	500,000	389,225
Blaine, Minnesota
Series A 4.00% 2/1/38	200,000	205,910
Series A 5.00% 2/1/34	430,000	487,147
Brooklyn Center, Minnesota Improvement & Utility Revenue
Series A 4.00% 2/1/34	500,000	530,020
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	130,000	129,611
Series A 4.00% 2/1/42	320,000	319,437
Series A 4.00% 2/1/43	275,000	274,172
Clinton-Graceville-Beardsley Independent School District No. 2888
Series A 5.00% 2/1/37	260,000	287,019
Cottage Grove, Minnesota
Series A 3.00% 2/1/35	500,000	451,120
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	415,000	345,330
Hennepin County, Minnesota
Series A 5.00% 12/1/36	1,500,000	1,543,125
Series A 5.00% 12/1/38	750,000	788,310
Maple Grove, Minnesota
Series A 4.00% 2/1/35	210,000	214,505
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area) Series C 4.00% 3/1/43	175,000	$ 170,373
Minneapolis Special School District No. 1
(School Building) Series B 4.00% 2/1/39	1,360,000	1,364,814
Minneapolis, Minnesota
(Green Bonds)
3.00% 12/1/37	425,000	371,658
3.00% 12/1/42	600,000	484,878
Rice County, Minnesota
Series A 5.00% 2/1/44	580,000	625,924
Rosemount, Minnesota
Series A 4.00% 2/1/53	350,000	333,998
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	340,000	333,554
Stillwater Independent School District No. 834
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/44	500,000	494,500
Virginia Independent School District No. 706
Series A 3.00% 2/1/40	295,000	245,694
Westonka Independent School District No. 277
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/44	275,000	269,423
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	600,000	485,166
		11,144,913
Pre-Refunded Bond — 0.22%
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project) Series A 5.00% 11/15/30-25 §	120,000	122,134
		122,134
Special Tax Revenue Bonds — 2.99%
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	830,000	835,926
Series A-1 4.62% 7/1/46 ^	530,000	169,759
Series A-1 4.75% 7/1/53	195,000	193,775
Series A-1 5.216% 7/1/51 ^	289,000	68,733
NQ- 309 [0524] 0724 (3695165)    7

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-2 4.536% 7/1/53	378,000	$ 363,001
		1,631,194
State General Obligation Bonds — 3.93%
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/37	180,000	174,636
Minnesota State
Series A 5.00% 9/1/31	1,000,000	1,115,330
Series A 5.00% 8/1/39	250,000	266,143
Series B 5.00% 8/1/37	520,000	588,208
		2,144,317
Transportation Revenue Bonds — 4.17%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series B 5.00% 1/1/32 (AMT)	125,000	131,254
Series B 5.00% 1/1/38 (AMT)	350,000	364,424
Series B 5.00% 1/1/39 (AMT)	715,000	741,090
(Subordinate) Series A 5.00% 1/1/44	1,000,000	1,043,090
		2,279,858
Total Municipal Bonds (cost $53,495,161)		52,574,180
Total Value of Securities—96.25% (cost $53,495,161)		52,574,180

Receivables and Other Assets Net of Liabilities—3.75%		2,049,313
Net Assets Applicable to 5,489,381 Shares Outstanding—100.00%		$54,623,493
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2024, the aggregate value of Rule 144A securities was $2,438,569, which represents 4.46% of the Fund’s net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
8    NQ- 309 [0524] 0724 (3695165)

(Unaudited)
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
LLC – Limited Liability Corporation
USD – US Dollar
NQ- 309 [0524] 0724 (3695165)    9